Note 33 - Changes in Non-cash Working Capital	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of changes in non-cash working capital [text block]
33.	CHANGES IN NON-CASH WORKING CAPITAL

	As at	As at
	March 31, 2018	March 31, 2017
Accounts receivable and unbilled revenues	$(108,900)	$18,069
Gas in storage	538	(9,282)
Prepaid expenses and deposits	(15,534)	3,361
Provisions	(3,501)	(9,774)
Trade and other payables	90,972	(25,130)
	$(36,425)	$(22,756)